STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 15, 2022	Feb. 28, 2023	Aug. 17, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Preferred stock , shares authorized						15,000,000	15,000,000
Common stock, shares authorized				50,000,000		50,000,000	50,000,000
Preferred stock , shares issued						0	0
Preferred stock, shares Outstanding						0	0
Issauance of common stock			1,960,000
Proceeds from offering						$ 6,127,067
Exercise price		$ 3.75
Number of warrant exercised		408,600
Cash proceeds		$ 1,532,250		$ 1,532,250
Warrants outstanding				1,551,400
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Issauance of common stock			980,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issauance of common stock			980,000
Number of warrants purchased			1,960,000
Share Price			$ 7.50
Proceeds from offering	$ 6,189,734		$ 7,350,000
Underwriters description			Company granted the underwriters a 45-day option to purchase up to an additional 147,000 shares of common stock and/or warrants to purchase up to an additional 294,000 shares of common stock to cover over-allotments, of which the Underwriter exercised its option to purchase additional warrants to purchase 294,000 shares of common stock concurrently with the closing.
IPO [Member] | Maxim [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants purchased	58,800		58,800
Exercise price	$ 8.228